UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21162

Name of Fund: BlackRock Core Principal Protected Fund of
              BlackRock Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust Schedule of Investments as of January 31, 2007

                       Beneficial
                         Interest   Mutual Funds                                                               Value
---------------------------------------------------------------------------------------------------------------------------
                     $ 64,400,414   Master Large Cap Core Portfolio of Master Large Cap Series Trust          $ 182,932,881
---------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $130,303,963) - 100.2%                            182,932,881

                                    Liabilities in Excess of Other Assets - (0.2%)                                 (323,304)
                                                                                                              -------------
                                    Net Assets - 100.0%                                                       $ 182,609,577
                                                                                                              =============

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer               Auto Components - 1.0%          1,610,000  The Goodyear Tire & Rubber Co. (c)(d)            $     39,750,900
Discretionary - 18.3%  ------------------------------------------------------------------------------------------------------------
                       Automobiles - 2.2%              1,400,000  General Motors Corp. (d)                               45,976,000
                                                         650,000  Harley-Davidson, Inc. (d)                              44,375,500
                                                                                                                   ----------------
                                                                                                                         90,351,500
                       ------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &               300,000  Hasbro, Inc.                                            8,520,000
                       Products - 0.7%                   880,000  Mattel, Inc.                                           21,436,800
                                                                                                                   ----------------
                                                                                                                         29,956,800
                       ------------------------------------------------------------------------------------------------------------
                       Media - 3.9%                    1,930,000  The DIRECTV Group, Inc. (c)(d)                         47,072,700
                                                         110,000  Meredith Corp.                                          6,485,600
                                                         443,000  Omnicom Group                                          46,603,600
                                                       1,740,000  Walt Disney Co. (d)                                    61,195,800
                                                                                                                   ----------------
                                                                                                                        161,357,700
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 3.9%           440,000  Dillard's, Inc. Class A (d)                            15,109,600
                                                          90,000  Dollar Tree Stores, Inc. (c)                            2,831,400
                                                         590,000  JC Penney Co., Inc.                                    47,931,600
                                                         700,000  Kohl's Corp. (c)                                       49,637,000
                                                         840,000  Nordstrom, Inc. (d)                                    46,796,400
                                                                                                                   ----------------
                                                                                                                        162,306,000
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 6.6%           540,000  Abercrombie & Fitch Co. Class A                        42,951,600
                                                       1,360,000  American Eagle Outfitters, Inc. (d)                    44,036,800
                                                         110,000  AutoZone, Inc. (c)                                     13,819,300
                                                         220,000  Dick's Sporting Goods, Inc. (c)(d)                     11,327,800
                                                       1,120,000  Office Depot, Inc. (c)                                 41,876,800
                                                         430,000  OfficeMax, Inc.                                        20,764,700
                                                         850,000  Ross Stores, Inc.                                      27,531,500
                                                         400,000  The Sherwin-Williams Co.                               27,640,000
                                                       1,490,000  TJX Cos., Inc. (d)                                     44,059,300
                                                                                                                   ----------------
                                                                                                                        274,007,800
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Consumer Discretionary                          757,730,700
-----------------------------------------------------------------------------------------------------------------------------------
Consumer               Food & Staples                  1,920,000  The Kroger Co.                                         49,152,000
Staples - 3.3%         Retailing - 2.4%                1,360,000  Safeway, Inc. (d)                                      49,000,800
                                                                                                                   ----------------
                                                                                                                         98,152,800
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%              160,000  ConAgra Foods, Inc.                                     4,113,600
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.5%         320,000  The Procter & Gamble Co.                               20,758,400
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                    140,000  Altria Group, Inc.                                     12,234,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Consumer Staples                                135,259,400
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 13.5%         Oil, Gas & Consumable           1,210,000  Chevron Corp.                                          88,184,800
                       Fuels - 13.5%                     630,000  Devon Energy Corp.                                     44,156,700
                                                       2,290,000  Exxon Mobil Corp.                                     169,689,000
                                                       1,250,000  Frontier Oil Corp.                                     35,512,500
                                                         790,000  Holly Corp.                                            41,625,100

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         590,000  Marathon Oil Corp.                               $     53,300,600
                                                         100,000  Noble Energy, Inc.                                      5,341,000
                                                       1,020,000  Occidental Petroleum Corp.                             47,287,200
                                                         480,000  Sunoco, Inc.                                           30,302,400
                                                         540,000  Tesoro Corp.                                           44,490,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Energy                                          559,889,900
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 12.3%     Capital Markets - 4.4%            280,000  The Bear Stearns Cos., Inc.                            46,158,000
                                                         300,000  Goldman Sachs Group, Inc. (d)                          63,648,000
                                                          60,000  Lehman Brothers Holdings, Inc.                          4,934,400
                                                         810,000  Morgan Stanley                                         67,059,900
                                                                                                                   ----------------
                                                                                                                        181,800,300
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial             583,500  Bank of America Corp.                                  30,680,430
                       Services - 4.1%                   860,000  Citigroup, Inc.                                        47,411,800
                                                       1,820,000  JPMorgan Chase & Co.                                   92,692,600
                                                                                                                   ----------------
                                                                                                                        170,784,830
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 3.8%                  260,000  AMBAC Financial Group, Inc.                            22,906,000
                                                         830,000  The Allstate Corp.                                     49,932,800
                                                          70,000  American International Group, Inc.                      4,791,500
                                                         250,000  Prudential Financial, Inc. (d)                         22,282,500
                                                          80,000  Safeco Corp.                                            5,120,800
                                                       1,000,000  The St. Paul Travelers Cos., Inc.                      50,850,000
                                                                                                                   ----------------
                                                                                                                        155,883,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Financials                                      508,468,730
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 17.3%    Biotechnology - 1.1%              960,000  Biogen Idec, Inc. (c)                                  46,406,400
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &           430,000  Kinetic Concepts, Inc. (c)                             21,151,700
                       Supplies - 0.8%                   160,000  Zimmer Holdings, Inc. (c)                              13,475,200
                                                                                                                   ----------------
                                                                                                                         34,626,900
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &         1,140,000  Aetna, Inc.                                            48,062,400
                       Services - 8.2%                   876,000  AmerisourceBergen Corp. (d)                            45,884,880
                                                         624,000  Cardinal Health, Inc.                                  44,566,080
                                                         370,000  Caremark Rx, Inc.                                      22,666,200
                                                         810,000  Humana, Inc. (c)                                       44,955,000
                                                         610,000  Laboratory Corp. of America Holdings (c)(d)            44,798,400
                                                         790,000  McKesson Corp.                                         44,042,500
                                                         540,000  WellPoint, Inc. (c)(d)                                 42,325,200
                                                                                                                   ----------------
                                                                                                                        337,300,660
                       ------------------------------------------------------------------------------------------------------------
                       Health Care                     2,030,000  Emdeon Corp. (c)                                       28,947,800
                       Technology - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &             600,000  Applera Corp. - Applied Biosystems Group               20,856,000
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 6.0%            840,000  Forest Laboratories, Inc. (c)(d)                       47,132,400
                                                         270,000  Johnson & Johnson                                      18,036,000
                                                       1,211,000  King Pharmaceuticals, Inc. (c)(d)                      21,628,460

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,240,000  Merck & Co., Inc.                                $     55,490,000
                                                       2,038,000  Pfizer, Inc.                                           53,477,120
                                                       2,110,000  Schering-Plough Corp.                                  52,750,000
                                                                                                                   ----------------
                                                                                                                        248,513,980
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Health Care                                     716,651,740
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 11.7%    Aerospace & Defense - 3.7%      1,160,000  Honeywell International, Inc.                          53,000,400
                                                         560,000  Lockheed Martin Corp.                                  54,426,400
                                                         867,200  Raytheon Co.                                           45,007,680
                                                                                                                   ----------------
                                                                                                                        152,434,480
                       ------------------------------------------------------------------------------------------------------------
                       Airlines - 2.1%                 1,180,000  AMR Corp. (c)(d)                                       43,719,000
                                                       1,030,000  Continental Airlines, Inc. Class B (c)(d)              42,734,700
                                                                                                                   ----------------
                                                                                                                         86,453,700
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &             120,000  Avery Dennison Corp.                                    8,203,200
                       Supplies - 2.2%                   370,000  Covanta Holding Corp. (c)                               8,754,200
                                                         390,000  Manpower, Inc.                                         28,442,700
                                                       1,168,000  Waste Management, Inc.                                 44,360,640
                                                                                                                   ----------------
                                                                                                                         89,760,740
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Consumer              220,000  ITT Educational Services, Inc. (c)                     17,072,000
                       Services - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                       Industrial                      1,880,000  General Electric Co.                                   67,774,000
                       Conglomerates - 1.7%
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 1.6%                  290,000  Cummins, Inc. (d)                                      39,022,400
                                                         176,000  Manitowoc Co.                                           9,127,360
                                                         150,000  Terex Corp. (c)                                         8,533,500
                                                         210,000  Toro Co.                                               10,766,700
                                                                                                                   ----------------
                                                                                                                         67,449,960
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Industrials                                     480,944,880
-----------------------------------------------------------------------------------------------------------------------------------
Information            Communications                  3,320,000  Cisco Systems, Inc. (c)                                88,278,800
Technology - 18.1%     Equipment - 2.1%
                       ------------------------------------------------------------------------------------------------------------
                       Computers &                     1,820,000  Hewlett-Packard Co.                                    78,769,600
                       Peripherals - 5.8%                870,000  International Business Machines Corp.                  86,260,500
                                                         680,000  Lexmark International, Inc. Class A (c)                42,860,400
                                                         653,000  NCR Corp. (c)                                          30,945,670
                                                                                                                   ----------------
                                                                                                                        238,836,170
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &             90,000  Mettler Toledo International, Inc. (c)                  7,452,000
                       Instruments - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.2%                270,000  Electronic Data Systems Corp.                           7,103,700
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &              60,000  Waters Corp. (c)                                        3,401,400
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Office Electronics - 1.1%       2,580,000  Xerox Corp. (c)                                        44,376,000
                       ------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Semiconductors &                2,730,000  Applied Materials, Inc.                          $     48,402,900
                       Semiconductor                   1,340,000  Integrated Device Technology, Inc. (c)                 20,274,200
                       Equipment - 3.6%                  390,000  Intersil Corp. Class A (d)                              9,188,400
                                                       3,100,000  LSI Logic Corp. (c)                                    29,140,000
                                                       1,400,000  Novellus Systems, Inc. (c)(d)                          43,162,000
                                                                                                                   ----------------
                                                                                                                        150,167,500
                       ------------------------------------------------------------------------------------------------------------
                       Software - 5.0%                 2,960,000  BEA Systems, Inc. (c)                                  36,496,800
                                                       1,300,000  BMC Software, Inc. (c)                                 44,707,000
                                                         410,000  Cadence Design Systems, Inc. (c)                        7,749,000
                                                       1,110,000  Compuware Corp. (c)                                     9,956,700
                                                       1,260,000  Intuit, Inc. (c)(d)                                    39,627,000
                                                         170,000  McAfee, Inc. (c)                                        4,974,200
                                                       1,210,000  Microsoft Corp.                                        37,340,600
                                                       1,590,000  Oracle Corp. (c)                                       27,284,400
                                                                                                                   ----------------
                                                                                                                        208,135,700
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Information Technology                          747,751,270
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.8%       Chemicals - 0.3%                  430,000  Lyondell Chemical Co.                                  13,596,600
                       ------------------------------------------------------------------------------------------------------------
                       Containers &                       50,000  Packaging Corp. of America                              1,142,000
                       Packaging - 1.0%                1,180,000  Pactiv Corp. (c)                                       38,279,200
                                                                                                                   ----------------
                                                                                                                         39,421,200
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.5%            260,000  Carpenter Technology Corp.                             30,446,000
                                                         740,000  Nucor Corp.                                            47,759,600
                                                         420,000  Southern Copper Corp. (d)                              26,250,000
                                                                                                                   ----------------
                                                                                                                        104,455,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Materials                                       157,473,400
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication      Diversified Telecommunication     690,000  AT&T Inc.                                              25,964,700
Services - 1.7%        Services - 1.7%                 5,470,000  Qwest Communications International Inc. (c)(d)         44,580,500
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Telecommunication Services                       70,545,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $3,350,971,237) - 100.0%                    4,134,715,220
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                      Beneficial
                                                        Interest  Short-Term Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    $  2,380,469  BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.29% (a)(e)                  $      2,380,469
                                                     638,569,306  BlackRock Liquidity Series, LLC
                                                                  Money Market Series, 5.29% (a)(b)(e)                  638,569,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $640,949,775) - 15.5%                         640,949,775
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $3,991,921,012*)  - 115.5%                  4,775,664,995

                                                                  Liabilities in Excess of Other Assets - (15.5%)      (639,993,770)
                                                                                                                   ----------------
                                                                  Net Assets - 100.0%                              $  4,135,671,225
                                                                                                                   ================

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,003,889,892
                                                                ===============
      Gross unrealized appreciation                             $   799,345,854
      Gross unrealized depreciation                                 (27,570,751)
                                                                ---------------
      Net unrealized appreciation                               $   771,775,103
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                              Net Activity        Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $   2,380,469           $  15,365
      BlackRock Liquidity Series, LLC
      Money Market Series                   $ (10,309,494)          $ 137,570
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of January 31, 2007.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected
    Trust

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected
    Trust

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected
    Trust

Date: March 26, 2007